UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

OTG Latin America ETF

ITEM 1. (a).   Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT SEPTEMBER 30, 2025
OTG LATIN AMERICA ETF
TICKER: OTGAL (Listed on the NASDAQ Stock Market®)

This semi-annual shareholder report contains important information about the OTG Latin America ETF for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at otgam.net/products/exchanged-traded-fund/latin-america-etf-otgl. You can also contact us at (888) 632-3399.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OTG Latin America ETF	$82	1.51%[1]

1 Annualized.

Key Fund Statistics

(as of September 30, 2025)
Fund Net Assets	$20,213,862
Number of Holdings	54
Total Net Advisory Fee	$61,686
Portfolio Turnover Rate	22.93%

What did the Fund invest in?

(% of Net Assets as of September 30, 2025)

Sector Breakdown

FINANCIALS 24.75%
CONSUMER STAPLES 24.07%
MATERIALS 19.48%
INDUSTRIALS 7.13%
CONSUMER DISCRETIONARY 5.41%
ENERGY 4.97%
HEALTH CARE 4.10%
INFORMATION TECHNOLOGY 3.65%
COMMUNICATION SERVICES 3.55%
UTILITIES 1.80%
MONEY MARKET FUND 0.55%
REAL ESTATE 0.39%

Top Ten Holdings
Nu Holdings Ltd.	4.21%
Cemex S.A.B. de C.V.	4.21%
TOTVS SA	3.65%
Vale SA	3.52%
Lojas Renner SA	3.51%
XP, Inc	3.51%
Wal Mart de Mexico S.A.B. de C.V.	3.40%
Southern Copper Corp.	3.16%
Petroleo Brasileiro SA	3.15%
Banco Itaú Chile	3.08%

Material Changes:

Reorganization

Effective July 14, 2025, the OTG Latin America ETF (the “Fund”), a newly created series of ETF Opportunities Trust, acquired the assets and assumed the liabilities of the OTG Latin America Fund pursuant to a reorganization approved by the Board on March 28, 2025, and subsequently by shareholders. The transaction was structured as a tax-free reorganization for federal income tax purposes. The Fund continues to be managed by OTG Asset Management, Ltd., with the same portfolio manager and investment objective. The reorganization was implemented to provide potential benefits associated with the ETF structure, including lower expenses, enhanced tax efficiency, increased portfolio transparency, and intraday tradability.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit otgam.net/products/exchanged-traded-fund/latin-america-etf-otgl.

OTG Latin America ETF Tailored Shareholder Report

ITEM 1. (b).   Not applicable.

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.       INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended September 30, 2025 (unaudited)

OTG Latin America ETF

OTG LATIN AMERICA ETF
Schedule of Investments	September 30, 2025 (unaudited)
		Shares	Value
97.26%	COMMON STOCKS

2.19%	ARGENTINA
	Grupo Financiero Galicia SA	4,705	$129,669
	Grupo Supervielle SA	21,606	106,950
	IRSA Inversiones y Representaciones SA	6,840	80,986
	YPF SA(A)	5,180	125,822
			443,427

42.32%	BRAZIL
	Ambev SA	261,168	582,405
	Banco Bradesco SA ADR	128,591	434,638
	Gerdau SA	141,512	438,687
	Inter & Co Inc	48,854	450,922
	JBS NV(A)	22,798	340,374
	Lojas Renner SA(A)	252,171	709,760
	Nu Holdings Ltd.(A)	53,151	850,948
	Petroleo Brasileiro SA ADR	50,367	637,646
	Raia Drogasil SA(A)	94,279	325,231
	Rede D’Or Sao Luiz SA 144A	63,851	506,033
	Rumo SA	82,488	246,274
	Sendas Distribuidora SA	176,110	312,695
	Suzano SA	59,591	560,155
	TOTVS SA(A)	85,980	737,468
	Vale SA	65,601	712,427
	XP, Inc. ADR	37,738	709,097
			8,554,760

12.49%	CHILE
	Aguas Andinas SA Class A	566,328	215,002
	Banco de Credito e Inversiones(A)	5,343	236,187
	Banco Itaú Chile	40,491	623,308
	Banco Santander Chile(A)	8,300,923	549,809
	Cencosud SA	143,766	408,974
	SMU SA	2,939,727	490,816
			2,524,096

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    September 30, 2025

OTG LATIN AMERICA ETF
Schedule of Investments - continued	September 30, 2025 (unaudited)
		Shares	Value
0.79%	COLOMBIA
	Grupo Cibest SA	206	$10,699
	Grupo Energia Bogota SA ESP	200,000	149,472
			160,171

23.94%	MEXICO
	Genomma Lab Internacional SAB de CV	307,377	322,592
	America Movil S.A.B. de C.V. ADR	14,892	312,732
	America Movil S.A.B. de C.V.(A)	385,533	404,617
	Arca Continental S.A.B. de C.V.	32,352	339,798
	Cemex S.A.B. de C.V.	94,649	850,895
	Coca-Cola FEMSA S.A.B. de C.V.	20,002	165,960
	Fomento Economico Mexicano SAB ADR	4,217	415,923
	GCC S.A.B. de C.V.	36,375	344,255
	Grupo Financiero Banorte S.A.B. de C.V.	17,612	176,885
	Grupo Traxion S.A.B. de C.V. 144A(A)	618,589	491,804
	Kimberly-Clark de México S.A.B. de C.V.	154,421	325,141
	Wal Mart de Mexico S.A.B. de C.V.	222,718	688,093
			4,838,695

9.14%	PERU
	Alicorp S.A.A.(A)	74,402	188,145
	Cementos Pacasmayo S.A.A.	151,819	206,824
	Ferreycorp S.A.A.	456,098	434,811
	InRetail Peru Corp. 144A	10,859	282,334
	Intercorp Financial Services, Inc.	13,626	549,673
	Minsur SA(A)	160,000	184,790
			1,846,577

4.49%	UNITED STATES
	Southern Copper Corp.	5,268	639,380
	Tecnoglass Inc	4,004	267,908
			907,288
1.90%	URUGUAY
	MercadoLibre, Inc.(A)	164	383,258

97.26%	TOTAL COMMON STOCKS		19,658,272
	(Cost: $17,330,790)

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    September 30, 2025

OTG LATIN AMERICA ETF
Schedule of Investments - continued	September 30, 2025 (unaudited)
		Shares	Value
0.01%	EXCHANGE TRADED FUNDS

0.01%	UNITED STATES
	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	64	$1,379

0.01%	TOTAL EXCHANGE TRADED FUNDS		1,379
	(Cost: $1,372)

		Principal	Value
2.05%	CORPORATE BONDS

0.86%	FRANCE
	BNP Paribas SA 05/20/2027 0.000%(A)	$200,000	$173,580

1.19%	PERU
	Peru LNG 03/22/2030 5.375%	250,020	240,121

2.05%	TOTAL CORPORATE BONDS		413,701
	(Cost: $447,011)

		Shares	Value
0.55%	MONEY MARKET FUNDS
	First American Money Market Funds 4.050%(B)	$33,497	$33,497
	First American Treasury Obligations Fund 4.020%(B)	78,160	78,160

0.55%	TOTAL MONEY MARKET FUNDS		111,657
	(Cost: $111,657)

99.87%	TOTAL INVESTMENTS		20,185,009
	(Cost: $17,890,830)
0.13%	Other assets, net of liabilities		28,853
100.00%	NET ASSETS		$20,213,862

(A)    Non-income producing.

(B)    Effective 7 day yield as of September 30, 2025.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $1,280,171 and is 6.33% of the Fund’s net assets.

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    September 30, 2025

OTG LATIN AMERICA ETF
Statement of Assets and Liabilities	September 30, 2025 (unaudited)
ASSETS
Investments at value (cost of $17,890,830) (Note 1)	$20,185,009
Foreign cash	199,006	*
Cash at broker	3,473
Dividends and interest receivable	49,781	*
TOTAL ASSETS	20,437,269

LIABILITIES
Accrued advisory fees	34,435
Investments purchased payable	185,039	*
Foreign taxes withheld	3,933	*
TOTAL LIABILITIES	223,407
NET ASSETS	$20,213,862

Net Assets Consist of:
Paid-in-capital applicable to 2,136,348 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$17,979,797
Distributable earnings (accumulated deficits)	2,234,065
Net Assets	$20,213,862

NET ASSET VALUE PER SHARE
Class A Shares
Shares Outstanding	2,136,348
Net Asset Value and Offering Price Per Share	$9.46

* Cost of: $198,184 for Cash; $49,885 for dividends and interest receivable; $183,395 for Investments purchased payable; and $3,932 for Foreign taxes withheld.

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Statement of Operations	Six Months Ended September 30, 2025 (unaudited)
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $33,289)	$332,104
Interest	43,619
Total investment income	375,723

EXPENSES
Investment advisory fees (Note 2)	97,447
12b-1 fees (Note 2)	13,077
Recordkeeping and administrative services (Note 2)	9,848
Accounting fees (Note 2)	10,942
Custody fees	5,988
Transfer agent fees (Note 2)	5,877
Professional fees	10,414
Filing and registration fees	297
Compliance fees (Note 2)	2,472
Shareholder servicing and reports	7,143
Insurance	858
Trustees fees	4,232
Other	9,073
Total expenses	177,668
Management fee waivers (Note 2)	(35,761)
Net Expenses	141,907
Net investment income (loss)	233,816

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	348,592
Net realized gain (loss) on foreign currency transactions	(4,347)
Total net realized gain (loss)	344,245

Net change in unrealized appreciation (depreciation) of investments	2,308,840
Net change in unrealized appreciation (depreciation) of foreign currency transactions	(912)
Total net change in unrealized appreciation (depreciation)	2,307,928

Net realized and unrealized gain (loss) on investments	2,652,173

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,885,989

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Statements of Changes in Net Assets
	Six Months Ended September 30, 2025 (unaudited)	Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$233,816	$279,666
Net realized gain (loss) on investments and foreign currency transactions	344,245	(82,246)
Net change in unrealized appreciation (depreciation) of investments and foreign currencies	2,307,928	(1,679,984)
Increase (decrease) in net assets from operations	2,885,989	(1,482,564)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(221,525)	(357,094)
Decrease in net assets from distributions	(221,525)	(357,094)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	783,239	1,058
Distributions reinvested	—	357,094
Shares redeemed	(31,556)	—
Increase (decrease) in net assets from capital stock transactions	751,683	358,152
NET ASSETS
Increase (decrease) during period	3,416,147	(1,481,506)
Beginning of period	16,797,715	18,279,221
End of period	$20,213,862	$16,797,715

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

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OTG LATIN AMERICA ETF
Financial Highlights

Net asset value, beginning of period
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments, options written and foreign currencies
Total from investment activities
Distributions
Net investment income
Net realized gain
Total distributions
Net asset value, end of period
Total Return(3)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross(5)
Expenses, net of waivers(5)
Net investment income (loss)
Portfolio turnover rate(3)
Net assets, end of period (000’s)

(1)    Per share amounts calculated using the average shares outstanding during the period.

(2)    Less than $0.005 per share.

(3)    Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)    Ratios to average net assets have been annualized for periods less than one year.

(5)    Gross and net expenses reflect the effect of proxy expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding proxy expense would have been: 2.75% and 1.95% for the year ended March 31, 2025, respectively; 2.99% and 1.95% for the year ended March 31, 2023, resectively; 2.73% and 1.95% for the year ended March 31, 2022, respectively and 2.81% and 1.95% for the year ended March 31, 2021, respectively.

*   On July 14, 2025, the Fund acquired all the assets and liabilities of a predecessor mutual fund. See Note 1.

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Selected Per Share Data Throughout Each Period
	Class A
Six Months Ended September 30, 2025* (unaudited)	Years Ended March 31,
	2025	2024	2023	2022	2021
$8.18	$9.10	$7.70	$8.96	$8.11	$5.83

0.11	0.14	0.28	0.38	0.28	0.05

1.28	(0.88)	1.39	(1.21)	1.02	2.29
1.39	(0.74)	1.67	(0.83)	1.30	2.34

(0.11)	(0.18)	(0.25)	(0.37)	(0.27)	(0.06)
—	— (2)	(0.02)	(0.06)	(0.18)	—
(0.11)	(0.18)	(0.27)	(0.43)	(0.45)	(0.06)
$9.46	$8.18	$9.10	$7.70	$8.96	$8.11
17.04%	(8.15%)	21.95%	(8.84%)	17.12%	40.12%

1.89%	3.49%	2.76%	3.26%	2.77%	2.93%
1.51%	2.69%	1.95%	2.22%	1.99%	2.07%
2.49%	1.66%	3.28%	4.90%	3.32%	0.64%
22.93%	47.80%	64.76%	67.32%	79.68%	250.37%
$20,214	$16,798	$18,279	$15,117	$18,372	$15,675

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Notes to Financial Statements	September 30, 2025 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The OTG Latin America ETF (the “Fund”) is a diversified series of the ETF Opportunities Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is the successor to the OTG Latin America Fund (the “Predecessor Mutual Fund”), a series of the World Funds Trust. On July 14, 2025, as a result of a reorganization, the Fund acquired all the assets and liabilities of the Predecessor Mutual Fund. Shareholders of the Predecessor Mutual Fund became shareholders of the Fund with a value equal to the aggregate net asset value of their shares of the Predecessor Mutual Fund. The Predecessor Mutual Fund commenced operations on May 8, 2019.

The Fund is the successor to the Predecessor Fund and has the same investment objective and strategies as the Predecessor Fund. The Reorganization was accomplished through a tax-free exchange of shares for the fair values, costs and unrealized appreciation (depreciation), as noted below. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from the Predecessor Fund were carried forward to align to ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The details of the Reorganization at the close of business on July 11, 2025 is shown below:

Net Assets	Unrealized Appreciation (Depreciation)	Shares Outstanding	Net Asset Value Per Share
$18,647,570	$2,017,950	2,061,350	$9.05

The investment objective of the Fund is to seek long-term capital appreciation through investments in the equity securities of companies located in Latin America.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by OTG Asset Management, Ltd. (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	September 30, 2025 (unaudited)

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market price. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust’s Board of Trustees (the “Board”), which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the New York Stock Exchange (“NYSE”), whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	September 30, 2025 (unaudited)

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable for a portfolio security as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	September 30, 2025 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of September 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$19,658,272	$—	$—	$19,658,272
Exchange Traded Funds	1,379	—	—	1,379
Corporate Bonds	—	413,701	—	413,701
Money Market Fund	111,657	—	—	111,657
	$19,771,308	$413,701	$—	$20,185,009

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country. The Fund held no Level 3 securities at any time during the six months ended September 30, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	September 30, 2025 (unaudited)

financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets related to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended September 30, 2025, there were no such reclassifications.

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	September 30, 2025 (unaudited)

Dividends and Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund will distribute its net realized capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of a calendar year to comply with U.S. federal income tax requirements.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $1,250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $1,250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	September 30, 2025 (unaudited)

will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of September 30, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
OTG Latin America ETF	25,000	$1,250	$236,500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective July 14, 2025, Advisor provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Board. In addition, the

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	September 30, 2025 (unaudited)

Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for the oversight of the sub-advisor. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.95%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

Prior to July 14, 2025, the Fund paid all its operational expenses. The Advisor, pursuant to the Investment Advisory Agreement in place, provided investment services for an annual fee of 1.10%of the Fund’s daily net assets. The Advisor had contractually agreed to waive its fees and /or pay for operation expenses of the Fund to ensure that total annual operation expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1Plans, taxes, acquired fund fees and expenses brokerage commissions dividend expense on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of business) did not exceed 1.70% of the daily net assets of the Fund. This agreement was in effect until July 13, 2025. The Advisor is not entitled to recoup any previously waived fees.

For the six months ended September 30, 2025, the Advisor earned and waived the following:

Period	Fees Earned	Fees Waived
April 1, 2025 – July 13, 2025	$57,537	$(35,761)
July 14, 2025 – September 30, 2025	39,910	—
	$97,447	$(35,761)

The Advisor has retained Tidal Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for handling the day-to-day management of the

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	September 30, 2025 (unaudited)

Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the following annual rate: 0.04% up to $250 million in assets and 0.03% for everything over $250 million in assets, subject to a minimum fee of $23,000.

Prior to the conversion, the Fund had adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees. The plan provided that the Fund could pay a fee at an annual rate of up to 0.25% of average net assets of the Class A shares in consideration for distribution related services. The Plan was terminated July 13, 2025.

Prior to the conversion, the Fund adopted a shareholder services plan. Under the shareholder services plan, the Fund could pay a authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For the fee, the authorized firms could provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund, (iii) assisting shareholders in changing dividend options account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distributions and tax notices to shareholders; (vi) processing purchases, exchange and redemption requests from shareholders and placing orders with the Fund or its services providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) pricing dividend payments from the Fund on behalf of shareholders. The shareholder servicing plan was terminated July 13, 2025.

For the period April 1, 2025 through July 13, 2025, the following fees were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$13,077

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	September 30, 2025 (unaudited)

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees monthly. For the period from April 1, 2025 through July 13, 2025, the following fees were paid by the Fund to CFS.

Administration	Transfer Agent	Accounting
$9,848	$5,877	$10,942

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Fund’s Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee, The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services Foreside Fund Services, LLC is entitled to a fee. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King Jr. and

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	September 30, 2025 (unaudited)

Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Subsequenet to July 13, 2025, the Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly. For the period from April 1, 2025 through July 13, 2025, Watermark received $2,472 in fees incurred by the Fund.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended September 30, 2025, were as follows:

Purchases	Sales
$5,331,763	$3,268,244

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	September 30, 2025 (unaudited)

The tax character of distributions paid during the six months ended September 30, 2025 and the year ended March 31, 2025 were as follows:

Distributions paid from:	Six Months Ended September 30, 2025*	Year Ended March 31, 2025*
Ordinary income	$221,525	$357,094
	$221,525	$357,094

*   Amounts disclosed are inclusive of the Predecessor Fund.

As of September 30, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated net investment income (loss)	$9,209
Accumulated net realized gain (loss)	(68,415)
Net unrealized appreciation (depreciation)	2,293,271
$2,234,065

The cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$17,890,830	$3,291,042	$(997,771)	$2,293,271

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NASDAQ Stock Market® and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	September 30, 2025 (unaudited)

and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six Months Ended September 30, 2025*	Year Ended March 31, 2025*
Shares sold	85,060	124
Share reinvested	—	45,098
Shares redeemed	(3,415)	—
Net increase (decrease)	81,645	45,222

*   Amounts disclosed are inclusive of the Predecessor Fund.

NOTE 6 – CONCENTRATION RISK

Concentration risk in funds refers to the risk of investing in a fund that has a disproportionately large percentage of its assets invested in a single country or region. This can be a concern for investors who are looking to diversify their portfolio and reduce risk. If the country or region in which the fund is invested experiences an economic downturn, financial crisis, currency devaluation, natural disaster, or geopolitical event, it is likely to negatively affect all of the stocks in the country or region. As of September 30, 2025, 42.32% of the value of the net assets of the Fund were invested in securities within Brazil.

NOTE 7 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	September 30, 2025 (unaudited)

NOTE 8 – REORGANIZATION

At a meeting held on March 28, 2025, the Predecessor Fund’s Board of Directors approved an Agreement and Plan of Reorganization (“Agreement”) between the Predecessor Fund and the Fund, a newly crated series of ETF Opportunities Trust (“ETFOT”) that will operate as exchange traded fund (“ETF”) and, pursuant to which the Predecessor Fund would transfer its assets to the Fund, in exchange for shares of the Fund and the assumption by the Fund of the Predecessor Fund’s liabilities (the “Reorganization”). As a result of the reorganization, the Predecessor Fund, which operated as a mutual fund, was converted into an ETF. The Reorganization was a tax-free transaction for federal income tax purposes.

The Fund incurred Investment Advisory Fees of $39,910 for the period from July 14, 2025 through September 30, 2025. All other expenses listed on the Statement of Operations were incurred by the Predecessor Fund while operating as a mutual fund during the period from April 1, 2025 through July 13, 2025.

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

A Special Meeting of Shareholders of the Predecessor Fund, a series of the World Funds Trust was held at the offices of Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 on June 12, 2025. The Special Meeting was called to vote on a proposal to reorganize the Predecessor Fund into the Fund. The results of the shareholder vote are as follows:

Voted for	Number of Shares Voted Against	Abstained	Total shares outstanding
2,061,350	—	—	2,064,408

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statement of Operations and Note 2 which includes remuneration paid to Officers. See the Statement of Operations for remuneration paid to Trustees.

Statement Regarding Basis of Approval of Investments Advisory Contract

Approval of Investment Advisory Agreements

At a meeting held on March 11-12, 2025 (the “Meeting”), the Board reviewed and discussed the approval of the proposed Investment Advisory Agreement (the “OTG Advisory Agreement”) between the Trust and OTG Asset Management, Ltd. (“OTGAM,” or the “Adviser” for this portion of the Minutes), and the Investment Sub-Advisory Agreement (the “OTG Sub-Advisory Agreement”) between OTGAM and Tidal Investments, LLC (“Tidal”), with respect to the addition of the OTG Latin America ETF (“OTG ETF”) as a new series of the Trust. The Board reflected on its discussions with the representatives from OTGAM and Tidal earlier in the Meeting regarding the manner in which the OTG ETF is to be managed and the roles and responsibilities of OTGAM and Tidal under the OTG Advisory Agreement and OTG Sub-Advisory Agreement (collectively, the “OTG Advisory Agreements”). The Board noted that the OTG ETF would be the surviving fund resulting from the reorganization of the OTG Latin American Fund (the “OTG Fund”), a series of World Funds Trust, into the OTG ETF, a newly created series

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Supplemental Information (unaudited) - continued

of the Trust (the Reorganization”). The Board further noted that the OTG ETF would be the accounting survivor and that the financials and performance of the OTG Fund would be adopted by and continue with the OTG ETF.

At the Meeting, the Board reviewed, among other things, a memorandum from the Trust’s legal counsel (“Counsel”) that addressed the Trustees’ duties when considering the approval of the OTG Advisory Agreements and the responses of OTGAM and Tidal to requests for information from Counsel on behalf of the Board. It was noted that the responses included information on the personnel of and services to be provided by OTGAM and Tidal, an expense comparison analysis for the OTG ETF and comparable ETFs, and the OTG Advisory Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the OTG Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by OTGAM and Tidal; (ii) the investment performance of OTGAM; (iii) the costs of the services to be provided and profits to be realized by OTGAM and Tidal from the relationship with the OTG ETF; (iv) the extent to which economies of scale would be realized if the OTG ETF grows in size and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration at the Meeting. The Board requested or was provided with information and reports relevant to the approval of the OTG Advisory Agreements, including: (i) information regarding the services and support to be provided by each of OTGAM and Tidal to the OTG ETF; (ii) presentations by management of each of OTGAM and Tidal addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the OTG ETF; (iii) information pertaining to the compliance structure of each of OTGAM and Tidal; (iv) disclosure information contained in the OTG ETF’s registration statement and each firm’s Form ADV and/or the policies and procedures of each firm; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the OTG Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about OTGAM and Tidal, including financial information, personnel and the services to be provided by

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Supplemental Information (unaudited) - continued

each of OTGAM and Tidal to the OTG ETF, each firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the OTG ETF and comparative expense and performance information for other ETFs with strategies similar to the OTG ETF prepared by an independent third party; (iii) the anticipated effect of size on the OTG ETF’s performance and expenses; and (iv) benefits anticipated to be realized by OTGAM and Tidal from their relationship with the OTG ETF.

The Board did not identify any particular information that was most relevant to its consideration to approve the OTG Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the OTG Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by OTGAM and Tidal.

In this regard, the Board considered the responsibilities of each of OTGAM and Tidal under the OTG Advisory Agreements. The Board reviewed the services to be provided by each of OTGAM and Tidal to the OTG ETF, including, without limitation, OTGAM’s process for formulating investment recommendations and the processes of OTGAM and Tidal for assuring compliance with the OTG ETF’s investment objectives and limitations; Tidal’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by OTGAM for the OTG ETF among the service providers; and the anticipated efforts of OTGAM to promote the OTG ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of OTGAM and Tidal; the education and experience of each firm’s personnel; and information provided regarding its compliance program and policies and procedures. After reviewing the foregoing and further information from OTGAM and Tidal, the Board concluded that the quality, extent, and nature of the services to be provided by OTGAM and Tidal were satisfactory and adequate for the OTG ETF.

The investment performance of OTGAM and Tidal.

The Board noted that, although the OTG ETF had not yet commenced operations, the OTG Fund would be the accounting survivor in connection with the Reorganization. Accordingly, the Trustees considered the performance of the OTG Fund and OTGAM’s experience in managing the investment operations and advising the OTG Fund, which had the same investment strategies as the OTG ETF. The Trustees also considered Tidal’s experience in trade execution and broker-dealer selection. The Trustees also considered that OTGAM does not manage any separate accounts with strategies similar to those of the OTG ETF.

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Supplemental Information (unaudited) - continued

The Trustees considered the OTG Fund’s performance for various periods ended December 31, 2024 versus a peer group of funds selected by Broadridge from Morningstar’s Latin America Stock category (“Fund Peer Group”), and a custom category of funds selected by Broadridge from Morningstar’s Latin America Stock category (“Custom Category”). The Trustees noted that the OTG Fund outperformed relative to the median of the Custom Category (“Category Median”) and relative to its benchmark index, the MSCI Emerging Markets Latin America Index (“Index”) and underperformed relative to the median of the Fund Peer Group (“Peer Group Median”) for the one-year period ending December 31, 2024. The OTG Fund outperformed relative to the Peer Group Median, the Category Median and the Index for three-year period ending December 31, 2024. The OTG Fund underperformed the Category Median and the Peer Group Median for the five-year period ended December 31, 2024, but outperformed the Index over the same period.

The Board noted that the OTG Fund was the best performing fund in Morningstar’s Latin America Stock category (including three funds) for the one-, three-, and five-year periods ended December 31, 2024. Based on the foregoing, the Board concluded that the investment performance of the OTG Fund was satisfactory in considering whether to approve the OTG Advisory Agreement for the OTG ETF.

The costs of services to be provided and profits to be realized by OTGAM and Tidal from the relationship with the OTG ETF.

In this regard, the Board considered the financial condition of OTGAM and the level of commitment to the OTG ETF by OTGAM and Tidal. The Board also considered the projected assets and proposed expenses of the OTG ETF, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by OTGAM. The Trustees considered the unitary fee structure proposed by OTGAM. The Board compared the proposed unitary fee of the OTG ETF to the fees of a peer group of other ETFs (“ETF Peer Group”) selected by Broadridge using Morningstar data as being comparable to the OTG ETF in terms of the type of fund, the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors and a custom category of funds selected by Broadridge from Morningstar’s Latin America Stock category (“ETF Custom Category”). The Trustees noted that the OTG ETF’s projected gross and net expense ratio and gross and net advisory fee were above the median of both the ETF Peer Group and the ETF Custom Category. The Trustees acknowledged OTGAM’s representation that the proposed advisory fees are appropriate and competitively priced for an actively managed fund that requires unique services such as those provided by OTGAM. The Trustees also

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

OTG LATIN AMERICA ETF
Supplemental Information (unaudited) - continued

considered the split of the advisory fees paid to OTGAM versus those paid to Tidal and the respective services provided by each to the OTG ETF. After further consideration, the Board concluded that the projected profitability and fees to be paid to OTGAM were within an acceptable range in light of the services to be rendered by OTGAM.

The extent to which economies of scale would be realized as the OTG ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the OTG ETF’s investors.

The Trustees considered that it was not anticipated that the OTG ETF would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the OTG ETF; the basis of decisions to buy or sell securities for the OTG ETF; and the substance and administration of the Code of Ethics and other relevant policies of OTGAM and Tidal. The Board noted that OTGAM and Tidal have each represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the OTG ETF. The Board also considered potential benefits for OTGAM and Tidal in managing the OTG ETF. Following further consideration and discussion, the Board concluded that the standards and practices of OTGAM and Tidal relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by OTGAM and Tidal from managing the OTG ETF were satisfactory.

FINANCIAL STATEMENTS    |    SEPTEMBER 30, 2025

ITEM 8.       CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.       PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.      REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes renumeration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.       STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes the investment advisory contract renewal in the Supplemental Information.

ITEM 12.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.      CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.      RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.      EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR — Not applicable.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 — Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 — Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant — Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2025
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 8, 2025

*   Print the name and title of each signing officer under his or her signature.